Guarantees in insurance contracts	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Guarantees in insurance contracts
36 Guarantees in insurance contracts
For financial reporting purposes Aegon distinguishes between the following types of minimum guarantees:

a.	Financial guarantees: these guarantees are treated as bifurcated embedded derivatives, valued at fair value and presented as derivatives (refer to note 2.9 and note 44 Fair value);

b.
Total return annuities: these guarantees are not bifurcated from their host contracts because they are presented and valued at fair value together with the underlying insurance contracts (refer to note 2.19);

c.
Life contingent guarantees in the United States: these guarantees are not bifurcated from their host contracts, presented and valued in accordance with insurance accounting together with the underlying insurance contracts (refer to note 2.19); and

d.
Minimum investment return guarantees in the Netherlands: these guarantees are not bifurcated from their host contracts, valued at fair value and presented together with the underlying insurance contracts (refer to note 2.19 and note 51).

In addition to the guarantees mentioned above, Aegon has traditional life insurance contracts that include minimum guarantees that are not valued explicitly; however, the adequacy of all insurance liabilities, net of VOBA and DPAC, and including all guarantees, are assessed periodically (refer to note 2.19).
a. Financial guarantees
In the United States, a guaranteed minimum withdrawal benefit (GMWB) is offered directly on some variable annuity products Aegon issues and is also assumed from a ceding company. Variable annuities allow a customer to provide for the future on a tax-deferred
basis and to participate in equity or bond market performance. Variable annuities allow a customer to select payout options designed to help meet the customer’s need for income upon maturity, including lump sum payment or income for life or for a period of time. This benefit guarantees that a policyholder can withdraw a certain percentage of the account value, starting at a certain age or duration, for either a fixed period or during the life of the policyholder.
In the Netherlands, individual variable unit-linked products have a minimum benefit guarantee if premiums are invested in certain funds. The sum insured at maturity or upon the death of the beneficiary has a minimum guaranteed return

(in the range of 3% to 4%) if the premium has been paid for a consecutive period of at least ten years and is invested in a mixed fund and/or fixed-income funds. No guarantees are given if the invested amount is in equity only.
The following table provides information on the liabilities for financial guarantees for minimum benefits, net of present value of the expected future premiums that are received to cover these guarantees:

	2022				2021
	United States 1)	The Netherlands 2)	Total 3)	United States 1)	The Netherlands 2)	Total 3)
At January 1	1,830	1,413	3,243	2,715	2,032	4,747
Incurred guarantee benefits 4)	(1,251)	(660)	(1,911)	(1,047)	(619)	(1,666)
Paid guarantee benefits	(4)	-	(4)	(2)	-	(2)
Net exchange differences	136	-	136	164	-	164
Transfers to disposal groups	-	(753)	(753)	-	-	-
At December 31	711	-	711	1,830	1,413	3,243

Account value 5)	27,752	-	27,752	34,945	9,748	44,693
Net amount at risk 6)	452	-	452	314	1,538	1,852

1	Guaranteed minimum accumulation and withdrawal benefits.
2	Fund plan and unit-linked guarantees.
3	Balances are included in the derivatives liabilities on the face of the statement of financial position; refer to note 24 Derivatives.
4	Incurred guarantee benefits mainly comprise the effect of guarantees from new contracts, releases related to expired out-of-the-money guarantees and fair value movements during the reporting year.
5	Account value reflects the actual fund value for the policyholders.
6	The net amount at risk represents the sum of the positive differences between the discounted maximum amount payable under the guarantees and the account value.
The decrease of incurred guarantee benefits in 2022 mainly relates to significantly increased interest rates, partly offset by decreased equity markets. The increased interest rates and decreased equity markets also decreased account value in 2022.
Transamerica mitigates the exposure from the elective guaranteed minimum withdrawal benefit rider issued with a ceding company’s variable annuity contracts. The rider is essentially a return of premium guarantee, which is payable over a period of at least 14 years from the date that the policyholder elects to start withdrawals. At contract inception, the guaranteed remaining balance is equal to the premium payment. The periodic withdrawal is paid by the ceding company until the account value is insufficient to cover additional withdrawals. Once the account value is exhausted, Aegon pays the periodic withdrawals until the guaranteed remaining balance is exhausted. At December 31, 2022, the reinsured account value was EUR 1.4 billion (2021: EUR 1.8 billion) and the guaranteed remaining balance was EUR 0.8 billion (2021: EUR 0.9 billion).
The GMWB rider Aegon assumed from the ceding company is accounted for as a derivative and is carried in Aegon’s statement of financial position at fair value. At December 31, 2022, the contract had a value of EUR 8 million (2021: EUR 39 million). Aegon entered into a derivative program to mitigate the overall exposure to equity market and interest rate risks associated with the reinsurance contract. This program involves selling equity futures contracts and equity total return swap contracts (S&P 500, Midcap, Russell 2000, and the MCSI EAFE index in accordance with Aegon’s exposure) to mitigate the effect of equity market movement on the reinsurance contracts and the purchase of interest rate swaps, treasury futures and treasury forwards to mitigate the effect of movements in interest rates on the reinsurance contracts.
Aegon the Netherlands provides guarantees to its customers on expiry date for certain insurance contracts. In order to mitigate the risks related to the guarantees Aegon the Netherlands has setup a hedging program. Aegon the Netherlands does not use reinsurance in order to mitigate risks related to insurance contracts with a guarantee component.
b. Total return annuities
Total Return Annuity (TRA) is an annuity product in the United States which provides customers with a pass-through of the total return on an underlying portfolio of investment securities (typically a mix of corporate and convertible bonds) subject to a cumulative minimum guarantee. Both the assets and liabilities are carried at fair value, however, due to the minimum guarantee not all of the changes in the market value of the asset will be offset in the valuation of the liability. This product exists for the fixed annuity line of business and represents a closed block.
The fixed annuities product balance as of December 31, 2022, amounted to EUR 151 million (2021: EUR 179 million).
c. Life contingent guarantees in the United States
Certain variable insurance contracts in the United States also provide guaranteed minimum death benefits (GMDB) and guaranteed minimum income benefits (GMIB). Under a GMDB, the beneficiaries receive the greater of the account balance or the guaranteed amount upon the death of the insured. The net amount at risk for GMDB contracts is defined as the current GMDB in excess of the capital account balance at the reporting date.
The GMIB feature provides for minimum payments if the contract holder elects to convert to an immediate payout annuity. The guaranteed amount is calculated using the total deposits made by the contract holder, less any withdrawals and sometimes includes a roll-up
or
step-up
feature that increases the value of the guarantee with interest or with increases in the account value.
The additional liability for guaranteed minimum benefits that are not bifurcated are determined each period by estimating the expected value of benefits in excess of the projected account balance and recognizing the excess over the accumulation period based on total expected assessments. The estimates are reviewed regularly and any resulting adjustment to the additional liability is recognized in the income statement. The benefits used in calculating the liabilities are based on the average benefits payable over a range of stochastic scenarios. Where applicable, the calculation of the liability incorporates a percentage of the potential annuitizations that may be elected by the contract holder.
The following table provides information on the liabilities for guarantees for minimum benefits that are included in the valuation of the host contracts:

	2022			2021
	GMDB 1)	GMIB 2)	Total 4)	GMDB 1)	GMIB 2)	Total 4)
At January 1	502	529	1,031	488	638	1,127
Incurred guarantee benefits 5)	344	338	683	27	(127)	(99)
Paid guarantee benefits	(103)	(41)	(144)	(49)	(25)	(75)
Net exchange differences	30	31	61	36	42	79
At December 31	773	857	1,630	502	529	1,031

	GMDB 1) , 3)	GMIB 2) , 3)		GMDB 1) , 3)	GMIB 2) , 3)
Account value 6)	44,488	3,911		56,426	5,186
Net amount at risk 7)	3,743	933		843	472
Average attained age of contract holders	72	73		71	72
1	Guaranteed minimum death benefit in the United States.
2	Guaranteed minimum income benefit in the United States.
3	Note that the variable annuity contracts with guarantees may offer more than one type of guarantee in each contract; therefore, the amounts listed are not mutually exclusive.
4	Balances are included in the insurance liabilities on the face of the statement of financial position; refer to note 34 Insurance contracts.
5
Incurred guarantee benefits mainly comprise the effect of guarantees from new contracts, releases related to expired out-of-the-money
guarantees and value changes as a consequence of interest movements during the reporting year.

6	Account value reflects the actual fund value for the policyholders.
7
The net amount at risk is defined as the present value of the minimum guaranteed annuity payments available to the contract holder determined in accordance with the terms of the contract in excess of the current account balance.

d. Minimum investment return guarantees in the Netherlands
The assets and liabilities of Aegon the Netherlands are classified as held for sale, refer to note 51 Discontinued Operations.
Fair value measurement of guarantees in insurance contracts
The fair values of guarantees mentioned above (with the exception of life contingent guarantees in the United States) are calculated as the present value of future expected payments to policyholders less the present value of assessed rider fees attributable to the guarantees. For further details refer to note 44 Fair value.
For equity volatility, Aegon uses a term structure assumption with market-based implied volatility inputs for the first five years and a long-term forward rate assumption of 25% thereafter. The volume of observable option trading from which volatilities are derived generally declines as the contracts’ term increases, therefore, the volatility curve grades from implied volatilities for five years to the ultimate rate. The resulting volatility assumption in year 20 for the S&P 500 index (expressed as a spot rate) was 22.7% at December 31, 2022, and 22.3% at December 31, 2021. Correlations of market returns across underlying indices are based on historical market returns and their inter-relationships over a number of years preceding the valuation date. Assumptions regarding policyholder behavior, such as lapses, included in the models are derived in the same way as the assumptions used to measure insurance liabilities.
These assumptions are reviewed at each valuation date, and updated based on historical experience and observable market data, including market transactions such as acquisitions and reinsurance transactions. Disclosure on interest rate risk, including interest rate risk sensitivity is included in note 4 Financial risks.
Aegon utilizes different risk management strategies to mitigate the financial impact of the valuation of these guarantees on the results including asset and liability management and derivative hedging strategies to hedge certain aspects of the market risks embedded in these guarantees.
Guarantees valued at fair value contributed a net loss before tax of EUR 184 million (2021: gain of EUR 63 million) to earnings. The main drivers of this loss before tax are a loss of EUR 6,366 million related to hedges related to the guarantee reserves (2021: EUR 3,855 million gain), a loss of EUR 1,019 million related decreases in equity markets (2021: EUR 1,214 million gain) and a loss of EUR 774 million related to other and DPAC offset (2021: EUR 65 million gain) and a loss of EUR 35 million related to increases in equity volatility (2021: EUR 16 million gain). These losses are partly offset by a fair value gain on increases in risk free rates of EUR 7,653 million (2021: EUR 2,795 million gain) and a gain of EUR 357 million related to widening own credit spread (2021: EUR 19 million loss).
Guarantee reserves decreased by EUR 9,051 million in 2022 (2021: decrease of EUR 2,997 million) to EUR 828 million (2021: EUR 9,878 million).